Machinery, Equipment and Improvements on Leased Assets - Summary of Property Plant and Equipment (Detail) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	$ 4,819,108	$ 4,552,283	$ 3,928,258
Additions	(186,249)	92,090	744,206
Disposals	(14,459)	(5,242)	(3,386)
Currency translation effect	(95,358)	179,977	(116,795)
Ending balance	4,523,042	4,819,108	4,552,283
Machinery and equipment [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	3,198,965	3,076,751
Ending balance	3,119,415	3,198,965	3,076,751
Office furniture and equipment [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	361,494	223,473
Ending balance	344,743	361,494	223,473
Computer equipment [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	677,776	678,977
Ending balance	517,953	677,776	678,977
Transportation equipment [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	91,395	58,782
Ending balance	88,381	91,395	58,782
Communication equipment [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	20,163	31,035
Ending balance	22,284	20,163	31,035
Property and improvements on leased assets [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	469,315	483,265
Ending balance	430,266	469,315	483,265
Investment [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	10,540,624	9,064,024	7,716,066
Additions	831,687	1,398,067	1,617,735
Disposals	(208,443)	(301,998)	(87,181)
Currency translation effect	(189,082)	380,531	(182,596)
Ending balance	10,974,786	10,540,624	9,064,024
Investment [Member] | Machinery and equipment [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	6,628,784	5,776,141	5,189,873
Additions	498,710	743,447	766,872
Disposals	(86,794)	(133,160)	(41,829)
Currency translation effect	(134,524)	242,356	(138,775)
Ending balance	6,906,176	6,628,784	5,776,141
Investment [Member] | Office furniture and equipment [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	676,025	472,201	416,512
Additions	55,404	182,377	71,385
Disposals	(12,528)	(16,330)	(8,371)
Currency translation effect	(18,806)	37,777	(7,325)
Ending balance	700,095	676,025	472,201
Investment [Member] | Computer equipment [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	2,372,159	2,020,852	1,722,175
Additions	213,024	396,460	359,100
Disposals	(85,010)	(130,524)	(27,855)
Currency translation effect	(30,411)	85,371	(32,568)
Ending balance	2,469,762	2,372,159	2,020,852
Investment [Member] | Transportation equipment [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	223,848	170,500	140,523
Additions	42,513	57,592	41,840
Disposals	(20,620)	(19,148)	(7,943)
Currency translation effect	(5,140)	14,904	(3,920)
Ending balance	240,601	223,848	170,500
Investment [Member] | Communication equipment [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	60,157	61,045	61,982
Additions	10,452	1,825	254
Disposals	(3,491)	(2,836)	(1,183)
Currency translation effect	(201)	123	(8)
Ending balance	66,917	60,157	61,045
Investment [Member] | Property and improvements on leased assets [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	579,651	563,285
Additions	11,584	16,366
Ending balance	591,235	579,651	563,285
Investment [Member] | Improvements on leased assets [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance		563,285	185,001
Additions			378,284
Ending balance			563,285
Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	(5,721,516)	(4,511,741)	(3,787,808)
Additions	(1,017,936)	(1,305,977)	(873,529)
Disposals	193,984	296,756	83,795
Currency translation effect	93,724	(200,554)	65,801
Ending balance	(6,451,744)	(5,721,516)	(4,511,741)
Accumulated depreciation and amortisation [member] | Machinery and equipment [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	(3,429,819)	(2,699,390)	(2,330,406)
Additions	(493,888)	(719,983)	(454,682)
Disposals	75,700	133,078	41,829
Currency translation effect	61,247	(143,524)	43,869
Ending balance	(3,786,760)	(3,429,819)	(2,699,390)
Accumulated depreciation and amortisation [member] | Office furniture and equipment [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	(314,531)	(248,728)	(219,196)
Additions	(58,119)	(72,394)	(39,489)
Disposals	10,864	15,868	7,339
Currency translation effect	6,434	(9,277)	2,618
Ending balance	(355,352)	(314,531)	(248,728)
Accumulated depreciation and amortisation [member] | Computer equipment [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	(1,694,383)	(1,341,875)	(1,067,607)
Additions	(362,372)	(438,401)	(319,495)
Disposals	83,448	129,647	27,855
Currency translation effect	21,498	(43,754)	17,372
Ending balance	(1,951,809)	(1,694,383)	(1,341,875)
Accumulated depreciation and amortisation [member] | Transportation equipment [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	(132,453)	(111,718)	(93,763)
Additions	(44,869)	(32,101)	(25,681)
Disposals	20,590	15,351	5,784
Currency translation effect	4,511	(3,985)	1,942
Ending balance	(152,221)	(132,453)	(111,718)
Accumulated depreciation and amortisation [member] | Communication equipment [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	(39,994)	(30,010)	(25,826)
Additions	(8,055)	(12,782)	(5,172)
Disposals	3,382	2,812	988
Currency translation effect	34	(14)
Ending balance	(44,633)	(39,994)	(30,010)
Accumulated depreciation and amortisation [member] | Property and improvements on leased assets [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	(110,336)	(80,020)
Additions	(50,633)	(30,316)
Ending balance	$ (160,969)	(110,336)	(80,020)
Accumulated depreciation and amortisation [member] | Improvements on leased assets [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance		$ (80,020)	(51,010)
Additions			(29,010)
Ending balance			$ (80,020)